Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

---------------------------------------------

OFFICERS AND DIRECTORS

James P. McCaughan          Leland Crabbe
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
William W. Priest, Jr.      Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac      Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
Lawrence J. Fox             VICE PRESIDENT AND
DIRECTOR                    SECRETARY
James S. Pasman, Jr.        Maxine C. Evertz
DIRECTOR                    ASSISTANT SECRETARY
Richard J. Lindquist        Robert M. Rizza
PRESIDENT AND CHIEF         VICE PRESIDENT AND
INVESTMENT OFFICER          TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 2001

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
THIRD QUARTER REPORT - 9/30/01

----------
Dear Shareholders:                                              October 12, 2001

    We are writing to report on the Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended September 30, 2001 and to discuss our investment strategy.

    On September 30, 2001, the Fund's net asset value ("NAV") was $4.78, compared to an NAV of $5.35 at June 30, 2001. The Fund's total return for the period (based on NAV and assuming reinvestment of dividends of $0.18 per share) was -7.8%. For the first nine months of 2001, the Fund returned -8.3%.

    At September 30, 2001, $170.0 million of the Fund's assets was invested in high yield debt securities; $35.9 million in emerging market debt securities; $11.5 million in investment-grade debt securities; $6.5 million in equity securities; and the balance of $5.6 million in cash equivalents. Of the debt securities, the largest concentration (65.8%) was invested in issues rated B through BBB.

THE MARKET: CHALLENGES IN HIGH YIELD AND EMERGING MARKETS

    The third quarter was equally disappointing for U.S. high yield securities and emerging debt markets. As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI) * and J.P. Morgan's Emerging Markets Bond Index Global **, the broad U.S. high yield market and aggregate emerging debt markets each fell 4.2%.

    HIGH YIELD. High yield generated positive returns in July and August, as investors appeared to become slightly more optimistic about the prospects for a recovery of the sluggish U.S. economy. However, following the September 11 terrorist attacks in the U.S., high yield securities sharply declined, posting one of its worst monthly performances on record.

    The impact of the attacks on the high yield market reflected a blend of big-picture and market-specific influences. The big picture suffered from the growing perception that a macroeconomic recovery would be pushed much further back in time, perhaps to late 2002; plunging confidence among consumers; and a generalized aversion to relatively risky financial assets such as high yield.

    EMERGING MARKETS. Most activity in the emerging market debt ("EMD") universe in July and August focused on Argentina's unstable macroeconomic and financial condition. Sentiment about Argentina, which was deeply pessimistic in July and improved somewhat in August, influenced the bonds of other countries vulnerable to financing problems, especially Turkey and Brazil.

    In the aftermath of September 11, EMD prices as a whole slid because many investors chose to sell in reaction to news that was not simply negative, but global in its potential implications. Additional downward drivers included the widely felt aversion to relatively risky assets that we cited earlier; as well as a projected drop in demand for oil, which accounts for a meaningful share of government revenues for big EMD issuers Russia and Mexico.

PERFORMANCE

    The Fund's performance during the quarter was lower than that of broad market indices for high yield and EMD.

    Our industry sector allocations compared to the market were the culprit in the Fund's high yield portion. Specifically, we underweighted the utility, health care and homebuilding sectors, each of which outperformed broad indices. Allocations that proved more beneficial included overweights in cable/media and energy, which outperformed; and an underweight in "services--other," which underperformed.

    A more general negative for our high yield performance was our emphasis on single-B rated issues, which underperformed their double-B rated counterparts.

    Our EMD performance was also hurt, primarily due to our market-overweight exposure to Argentina. Our research concluded that the possibility of a debt default by the Argentine government was low and that Argentine bonds were thus more likely to appreciate than decline. On a more positive note, our opportunistic approach to the Russian market was effective, as was our decision to reduce exposure to the weakening Brazilian market to an underweight from an overweight.

OUTLOOK: APPROPRIATELY CAUTIOUS

    HIGH YIELD. Given the changed investment environment as a result of the events of September 11, we see uncertain prospects for the broad high yield market. Upside potential will be limited, in our opinion, by a number of factors that notably include:

    - The expectation that the U.S. economy will experience a meaningful rebound at least one or two quarters later than previously anticipated

    - Less willingness among investors to lend capital to high yield borrowers

    - Potentially high volatility in U.S. stocks--particularly the NASDAQ Composite Index--which frequently sets the directional tone for high yield prices

    - The reasonable possibility that the Federal Reserve's aggressiveness in cutting interest rates may not have its desired stimulative effect on macroeconomic activity and corporate earnings

    Our positioning of the Fund's high yield portion is essentially unchanged. In other words, we are maintaining the portfolio's average credit quality; our main industry overweights (I.E., relative to broad market indices) are in cable/media, gaming and energy; and our exposure to the volatile telecommunications industry is at a slightly below-market level.

    EMERGING MARKETS. Our near-term view on EMD is cautious for several reasons. We expect trading volatility to be fairly high, for example, while investors' tolerance for risky assets should stay fairly low. Markets that could be particularly vulnerable to further downside, in our opinion, are those whose exports to the U.S. are a big percentage of their total exports (E.G., Brazil, Mexico, the Philippines), as well as large oil producers like Russia, Mexico and Venezuela. We also believe that valuations are not currently attractive, even after prices have dropped.

    Our largest EMD country position is in Argentina which has deteriorated, but a substantial part of our exposure is in corporate rather than sovereign bonds. Regional allocations compared to broad EMD indices consist of an overweight in Eastern and Central Europe; and underweights in Asia and Latin America. We have raised EMD-related cash reserves to defensively high levels.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER ***

/s/ James P. McCaughan

James P. McCaughan
CHAIRMAN OF THE BOARD ****

    *THE SALOMON SMITH BARNEY HIGH-YIELD MARKET INDEX IS A BROAD-BASED, UNMANAGED INDEX OF HIGH YIELD SECURITIES.

    **THE J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL IS A COMPREHENSIVE INDEX OF EMERGING MARKET DEBT SECURITIES. LAUNCHED IN AUGUST 1999, IT TRACKS THE TOTAL RETURNS OF U.S. DOLLAR-DENOMINATED DEBT INSTRUMENTS FOR 27 EMERGING MARKET COUNTRIES.

    THE INFORMATION PRESENTED IS FOR INFORMATIONAL PURPOSES ONLY. THIS REPORT IS NOT A RECOMMENDATION TO BUY OR SELL OR A SOLICITATION OF AN OFFER TO BUY OR SELL ANY SECURITIES OR ADOPT ANY INVESTMENT STRATEGY. READERS ARE ADVISED NOT TO INFER OR ASSUME THAT ANY SECURITIES, COMPANIES, SECTORS OR MARKETS DESCRIBED WILL BE PROFITABLE. ALL OPINIONS AND VIEWS CONSTITUTE JUDGMENTS AS OF THE DATE OF WRITING, AND ARE SUBJECT TO CHANGE AT ANY TIME WITHOUT NOTICE.

    ***Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM.

    ****James P. McCaughan is a Managing Director and Chief Executive Officer of CSAM. He joined CSAM in 2000 from Oppenheimer Capital, where he was President and Chief Operating Officer. Previously, he was President and Chief Executive Officer of UBS Asset Management (New York); had global responsibility for institutional asset management for Union Bank of Switzerland; was President of UBS International Investment in London; was an equity portfolio manager at Phillips & Drew Fund Management in London; and was an actuary at Lane Clark & Peacock in London. Mr. McCaughan is Director and/or Chairman of other investment companies advised by CSAM.

 TOP TEN HOLDINGS (UNAUDITED)
 (as a % of net assets as of 9/30/01)
 ---------------------------------------------------------
  1.  Republic of Argentina Global Bonds,
        Series 2018 12.25%, 6/19/18................   2.6%
  2.  Republic of Argentina Global Bonds,
        Series 2031 12.00%, 6/19/31................   1.5%
  3.  Federal Republic of Brazil Unsubordinated
        11.00%, 8/17/40............................   1.4%
  4.  Univision Network Holding L.P. Sub. Notes
        7.00%, 12/17/02............................   1.3%
  5.  Ministry Finance of Russia Series VI,
        Debentures 3.00%, 5/14/06..................   1.1%
  6.  Republic of Argentina Global Bonds,
        Series 2008 7.00%, 12/19/08................   1.0%
  7.  Coinstar, Inc. Sr. Discount Notes 13.00%,
        10/1/06....................................   0.9%
  8.  Russian Federation Unsubordinated 5.00%,
        3/31/30....................................   0.8%
  9.  Ainsworth Lumber Co. Ltd. Yankee Sr. Secured
        Notes 12.50%, 7/15/07......................   0.7%
 10.  SD Warren Co. Debentures 14.00%, 12/15/06....   0.7%

 CREDIT QUALITY BREAKDOWN (UNAUDITED)
 (as a % of total investments as of 9/30/01)
 -------------------------------------------------------
 BBB/Baa........................................    5.0%
 BB/Ba..........................................    9.8
 B/B............................................   50.9
 CCC/Caa........................................   20.6
 CC/Ca..........................................    1.1
 C/C............................................    0.1
 NR.............................................    7.2
                                                  -----
   Subtotal.....................................   94.7
 Equities and Other.............................    5.3
                                                  -----
   Total........................................  100.0%
                                                  =====

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 2001

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (78.9%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (76.2%)
-----------------------------------------------------------------------------
-----------------
AEROSPACE (0.5%)
            Condor Systems, Inc.
             Series B, Gtd.
             11.875%, 5/1/09                Ca      $      650   $    230,750
            Decrane Aircraft Holdings
             Series B, Gtd.
             12.00%, 9/30/08              Caa1             800        732,000
            Sequa Corp.
             Sr. Notes
             9.00%, 8/1/09                 Ba2             250        215,000
                                                                 ------------
            GROUP TOTAL                                             1,177,750
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.6%)
            Aetna Industries, Inc.
             Sr. Notes
             11.875%, 10/1/06               B3             750        153,750
       (1)  Cambridge
             Industries, Inc.
             Series B,
             Gtd. Sr. Sub. Notes
             10.25%, 7/15/07               N/R             750        101,250
            Collins & Aikman
             Products Corp.
             Gtd.
             11.50%, 4/15/06                B2           1,250      1,118,750
            Delco Remy
             International, Inc.
             Gtd. Sr. Sub. Notes
             10.625%, 8/1/06                B2             750        735,000
            Hayes Lemmerz
             International, Inc.
             Series B,
             Gtd. Sr. Sub. Notes
             8.25%, 12/15/08              Caa2           1,000        155,000
            Hayes Wheels
             International, Inc.
             Series B,
             Gtd. Sr. Notes
             9.125%, 7/15/07              Caa2             500         77,500
            Holley Performance
             Products
             Series B, Gtd.
             12.25%, 9/15/07              Caa2             750        348,750
            Oxford Automotive, Inc.
             Gtd. Sr. Sub. Notes
             10.125%, 6/15/07             Caa1           1,625        853,125
            Stanadyne Automotive
             Series B, Gtd.
             Sr. Sub. Notes
             10.25%, 12/15/07             Caa1             400        302,000
                                                                 ------------
            GROUP TOTAL                                             3,845,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BANKING (0.5%)
            Sovereign Bancorp, Inc.
             Sr. Notes
             10.50%, 11/15/06              Ba3             500        540,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
       (1)  Westfed Holdings
             Sr. Debentures
             15.50%, 9/15/99               N/R      $    2,000   $    600,000
                                                                 ------------
            GROUP TOTAL                                             1,140,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BROADBAND (2.3%)
       (2)  COLT Telecom Group plc
             Yankee Units
             0.00%, 12/15/06               N/R             400        560,000
       (2)  Call-Net
             Enterprises, Inc.
             Sr. Discount Notes
             0.00%, 5/15/09                 Ca             500         87,500
       (2)  DTI Holdings, Inc.
             Sr. Discount Notes
             0.00%, 3/1/08                 N/R           1,075        155,875
            GT Group Telecom, Inc.
             Yankee Sr. Discount
             Notes
             13.25%, 2/1/10               Caa1           1,100        225,500
            Global Crossing
             Holding Ltd.:
       (3)   Gtd.
             8.70%, 8/1/07                 Ba1             250        106,250
             Gtd. Sr. Notes
             9.625%, 5/15/08               Ba2           1,350        587,250
            ITC Delta Com, Inc.
             Sr. Notes
             11.00%, 6/1/07                 B2             259         91,945
            KPNQwest N.V.
             Sr. Notes
             8.125%, 6/1/09                Ba1             150         63,750
            Level 3
             Communications, Inc.:
       (2)   Sr. Discount Notes
             0.00%, 12/1/08               Caa1           1,000        265,000
             Sr. Notes
             9.125%, 5/1/08               Caa1           1,325        559,813
            Metromedia Fiber
             Network, Inc.
             Series B, Sr. Notes
             10.00%, 11/15/08             Caa3             750         93,750
            Metromedia International
             Group, Inc.
             Series B, Sr. Discount
             Notes
             10.50%, 9/30/07               N/R           3,424      1,215,605
       (2)  MetroNet Communications
             Corp.:
             Sr. Discount Notes
             0.00%, 11/1/07               Baa3           1,450        507,267
             0.00%, 6/15/08               Baa3           1,250        425,188
            Williams Communications
             Group, Inc.:
             Sr. Notes
             10.70%, 10/1/07              Caa1             400        168,000
             10.875%, 10/1/09             Caa1             750        315,000
                                                                 ------------
            GROUP TOTAL                                             5,427,693
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (4.4%)
            Ackerley Group, Inc.
             Series B, Sr. Sub.
             Notes
             9.00%, 1/15/09                 B2      $      250   $    201,250
            Acme Television LLC/
             ACME Financial Corp.
             Series B, Gtd.
             10.875%, 9/30/04               B3             500        442,500
            Alliance Atlantis
             Communications, Inc.
             Yankee Sr. Sub. Notes
             13.00%, 12/15/09               B1             500        507,500
            Cumulus Media, Inc.
             Sr. Sub. Notes
             10.375%, 7/1/08                B3             800        760,000
            PTI Holdings, Inc.
             Sub. Notes
             7.00%, 12/17/02               N/R             507        775,580
            Salem Communications
             Corp.
             Series B, Gtd.
             9.50%, 10/1/07                 B3             850        862,750
            Sinclair Broadcast
             Group, Inc.:
             Sr. Sub. Notes
             10.00%, 9/30/05                B2           1,200      1,152,000
             Gtd. Sr. Sub. Notes
             8.75%, 12/15/07                B2             600        531,000
            Tri-State Outdoor Media
             Group, Inc.
             Sr. Notes
             11.00%, 5/15/08               N/R           1,323        906,255
            Univision Network
             Holding L.P.
             Sub. Notes
             7.00%, 12/17/02               N/R           2,073      3,171,805
            Young
             Broadcasting, Inc.
             Series B, Gtd.
             Sr. Sub. Notes
             8.75%, 6/15/07                 B2           1,315      1,084,875
                                                                 ------------
            GROUP TOTAL                                            10,395,515
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BUILDING PRODUCTS (0.6%)
            AAF-McQuay, Inc.
             Sr. Notes
             8.875%, 2/15/03               N/R             150        144,750
            Dayton Superior Corp.
             Gtd.
             13.00%, 6/15/09                B3           1,140      1,134,300
            MMI Products, Inc.
             Series B, Sr. Sub.
             Notes
             11.25%, 4/15/07                B2             250        221,250
                                                                 ------------
            GROUP TOTAL                                             1,500,300
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CABLE (10.5%)
            Adelphia Communications
             Corp.
             Series B, Sr. Notes
             8.375%, 2/1/08                 B2           1,000        825,000
       (1)  Australis Holdings Pty.
             Ltd.
             Yankee Sr. Secured
             Discount Notes
             15.00%, 11/1/02               N/R           4,600            460

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
       (1)  Australis Media Ltd.:
             Yankee Sr. Discount
             Notes
             15.75%, 5/15/03               N/R      $      266   $      1,329
             Yankee Units
             15.75%, 5/15/03               N/R           2,875         14,375
            CSC Holdings, Inc.:
             Sr. Sub. Notes
             9.875%, 5/15/06               Ba2             400        414,500
             Series B,
             Sr. Sub. Debentures
             8.125%, 8/15/09               Ba1             350        358,378
             9.875%, 2/15/13               Ba2           1,100      1,188,000
            Cablevision S.A.:
             Yankee Bonds
             13.75%, 5/1/09               Caa1             985        445,711
             Yankee Notes
             13.75%, 4/30/07              Caa1             700        323,750
            Century Communications
             Corp.:
       (2)   Series B, Sr. Discount
             Notes
             0.00%, 1/15/08                 B2             650        289,250
             Sr. Notes
             9.75%, 2/15/02                 B2             500        488,750
             8.75%, 10/1/07                 B2             650        572,000
            Charter Communications
             Holdings:
             Sr. Notes
             8.625%, 4/1/09                 B2             750        673,125
       (3)   10.25%, 1/15/10                B2           1,050      1,013,250
       (2)   Sr. Discount Notes
             0.00%, 4/1/11                  B2           1,300        841,750
       (1)  Classic Cable, Inc.
             Series B, Gtd.
             9.375%, 8/1/09                 Ca             650        243,750
            Coaxial
             Communications, Inc.
             Gtd.
             10.00%, 8/15/06                B3           1,250      1,218,750
            Comcast UK Cable
             Partners Ltd.
             Yankee Debentures
             11.20%, 11/15/07               B3             500        347,500
    (2)(4)  DIVA Systems Corp.
             Series B,
             Sr. Discount Notes
             0.00%, 3/1/08                 N/R           3,885            389
            Diamond Cable
             Communications plc
             Yankee Sr. Discount Notes
             11.75%, 12/15/05               B3           1,800        747,000
            Insight Midwest/Insight
             Capital:
             Sr. Notes
             9.75%, 10/1/09                 B1             900        931,500
       (3)   10.50%, 11/1/10                B1             500        530,000
            James Cable Partners
             L.P.
             Series B, Sr. Notes
             10.75%, 8/15/04              Caa2           1,800      1,485,000
            Jones Intercable, Inc.
             Sr. Notes
             7.625%, 4/15/08              Baa2           1,150      1,234,524
            Lenfest
             Communications, Inc.:
             Sr. Notes
             8.375%, 11/1/05              Baa2             500        549,875

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
             Sr. Sub. Notes
             10.50%, 6/15/06              Baa3      $    1,250   $  1,476,205
            Mediacom LLC/
             Capital Corp.:
             Series B, Sr. Notes
             8.50%, 4/15/08                 B2             271        262,870
             Sr. Notes
             7.875%, 2/15/11                B2             850        769,250
            NTL Communications Corp.:
      (2)    Series B, Sr. Notes
             0.00%, 10/1/08                 B3           1,750        586,250
             11.50%, 10/1/08                B3             600        303,000
            NTL, Inc.:
             Sr. Notes
             Series A,
             12.75%, 4/15/05                B3           1,000        555,000
             Series B,
             11.50%, 2/1/06                 B3           1,550        813,750
             10.00%, 2/15/07                B3             750        360,000
            Northland Cable Television
             Gtd.
             10.25%, 11/15/07             Caa1             800        547,000
            Olympus Communications,
             L.P./
             Olympus Capital Corp.
             Series B, Sr. Notes
             10.625%, 11/15/06              B2           1,250      1,206,250
      (2)   Renaissance Media Group
             Sr. Discount Notes
             0.00%, 4/15/08                 B2             953        748,105
            Rogers Cablesystems
             Ltd.:
             Series B,
             Yankee Sr. Secured 2nd
             Priority Notes
             10.00%, 3/15/05              Baa3             250        267,500
             Yankee Gtd.
             10.00%, 12/1/07              Baa3             700        742,000
            Rogers
             Communications, Inc.
             Sr. Notes
             8.875%, 7/15/07               Ba1             200        201,000
            Susquehanna Media Co.
             Sr. Sub. Notes
             8.50%, 5/15/09                 B1             150        149,250
            Telewest Communications
             plc
             Debentures
             11.00%, 10/1/07                B2           2,000      1,280,000
      (2)   United International
             Holdings, Inc.
             Series B,
             Sr. Discount Notes
             0.00%, 2/15/08               Caa1             538        131,810
                                                                 ------------
            GROUP TOTAL                                            25,137,156
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CAPITAL GOODS (1.6%)
            Amtrol, Inc.
             Sr. Sub. Notes
             10.625%, 12/31/06              B3             600        477,000
      (1)   CLARK Materials
             Handling Co.
             Gtd. Sr. Notes
             10.75%, 11/15/06              N/R             550          6,875

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Jordan Industries, Inc.
             Series B, Sr. Notes
             10.375%, 8/1/07                B3      $    1,375   $  1,038,125
            Motors & Gears, Inc.
             Series D, Sr. Notes
             10.75%, 11/15/06               B3           1,700      1,470,500
            Numatics, Inc.
             Series B, Gtd.
             9.625%, 4/1/08               Caa2             200        109,000
            Park-Ohio
             Industries, Inc.
             Sr. Sub. Notes
             9.25%, 12/1/07                 B2             600        423,000
            Pentacon, Inc.
             Series B, Gtd.
             12.25%, 4/1/09               Caa1             900        382,500
                                                                 ------------
            GROUP TOTAL                                             3,907,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CHEMICALS (1.4%)
            Acetex Corp.
             Sr. Notes
             10.875%, 8/1/09                B2             350        337,750
       (3)  Huntsman Corp.:
             Sr. Notes
             9.50%, 7/1/07                Caa1             400         98,000
             Sr. Sub. Notes
             9.50%, 7/1/07                Caa1             650        159,250
            Huntsman Polymers Corp.
             Sr. Notes
             11.75%, 12/1/04                B3           1,139        290,445
      (1)   Laroche
             Industries, Inc.
             Series B, Sr. Sub.
             Notes
             9.50%, 9/15/07                N/R             400         10,000
            Lyondell Chemical Co.
             Series B, Secured Notes
             9.875%, 5/1/07                Ba3             750        691,875
            Mississippi Chemical Corp.
             Bonds
             7.25%, 11/15/17                B3             550        261,250
            NL Industries, Inc.
             Sr. Secured Notes
             11.75%, 10/15/03               B1             317        320,170
            Philipp Brothers
             Chemicals, Inc.
             Gtd.
             9.875%, 6/1/08                 B3             480        242,147
            Radnor Holdings, Inc.
             Series B,
             Gtd. Sr. Notes
             10.00%, 12/1/03                B2             900        679,500
            Terra Industries, Inc.
             Series B, Sr. Notes
             10.50%, 6/15/05              Caa2             400        334,000
                                                                 ------------
            GROUP TOTAL                                             3,424,387
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
COMPETITIVE LOCAL EXCHANGE CARRIER (2.1%)
            Carrier1 International
             S.A.
             Series B, Sr. Notes
             13.25%, 2/15/09              Caa2             300         28,500
      (2)   CompleTel Europe N.V.
             Yankee Gtd.
             0.00%, 2/15/09               Caa1             900        108,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
      (1)   e. spire
             Communications, Inc.
             Sr. Discount Notes
             13.00%, 11/1/05               N/R      $    3,450   $    431,250
      (2)   Focal Communications Corp.
             Sr. Discount Notes
             0.00%, 2/15/08               Caa3           1,450        181,250
            Hyperion
             Telecommunications,
             Inc.
             Series B, Sr. Discount
             Notes
             13.00%, 4/15/03              Caa2             450        200,250
            ICG Holdings, Inc.:
             Gtd. Sr. Discount Notes
       (1)   13.50%, 9/15/05               N/R             741         70,395
       (2)   0.00%, 3/15/07                N/R           1,944        184,680
            Intermedia
             Communications, Inc.:
             Series B,
       (2)   Sr. Discount Notes
             0.00%, 7/15/07               Baa2             300        297,000
             Sr. Notes
             8.875%, 11/1/07              Baa2             350        367,500
       (2)  Knology Holdings, Inc.
             Sr. Discount Notes
             0.00%, 10/15/07               N/R           1,250        418,750
            Madison River Capital/
             Finance
             Sr. Notes
             13.25%, 3/1/10               Caa1           1,150        707,250
            McLeod USA, Inc.:
       (2)   Sr. Discount Notes
             0.00%, 3/1/07                  B3             900        229,500
             Sr. Notes
             9.25%, 7/15/07                 B3             500        132,500
             9.50%, 11/1/08                 B3           1,000        265,000
             11.50%, 5/1/09                 B3             150         42,750
            NEXTLINK Communications,
             Inc.:
       (2)   Sr. Discount Notes
             0.00%, 4/15/08               Caa1           1,700        161,500
             Sr. Notes
             12.50%, 4/15/06              Caa1             450         96,750
             10.75%, 11/15/08             Caa1             750        146,250
             10.50%, 12/1/09              Caa1             250         46,250
            Pac-West Telecomm, Inc.
             Sr. Notes
             13.50%, 2/1/09               Caa1             250         63,750
            RCN Corp.:
             Series B,
       (2)   Sr. Discount Notes
             0.00%, 10/15/07              Caa2             134         31,490
             0.00%, 2/15/08               Caa2             736        158,240
             Sr. Notes
             10.00%, 10/15/07             Caa2             407        144,485
            Time Warner Telecom, LLC
             Sr. Notes
             9.75%, 7/15/08                 B2             750        476,250
       (1)  Winstar Communications,
             Inc.
             Sr. Notes
             12.75%, 4/15/10                Ca             500          6,250
                                                                 ------------
            GROUP TOTAL                                             4,995,790
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS/TOBACCO (1.5%)
            Buhrmann US, Inc.
             Gtd.
             12.25%, 11/1/09                B2      $      500   $    445,000
            Diamond Brands
             Operating
             Gtd.
             10.125%, 4/15/08               Ca           1,000        128,750
       (1)  Doskocil Manufacturing Co.,
             Inc.
             Gtd. Sr. Sub. Notes
             10.125%, 9/15/07                C             500         62,500
      (1)   Drypers Corp.
             Series B, Sr. Notes
             10.25%, 6/15/07                Ca             400          5,000
            General Binding Corp.
             Gtd. Sr. Sub. Notes
             9.375%, 6/1/08               Caa1             500        362,500
            Holmes Products Corp.
             Gtd. Sr. Sub. Notes
             9.875%, 11/15/07             Caa2           1,000        233,750
            Jackson Products, Inc.
             Series B, Gtd.
             9.50%, 4/15/05               Caa1             100         79,500
            Packaged Ice, Inc.
             Gtd. Sr. Notes
             9.75%, 2/1/05                  B3             200        145,000
            Samsonite Corp.
             Sr. Sub. Notes
             10.75%, 6/15/08              Caa1             600        426,000
            Scotts Co.
             Gtd.
             8.625%, 1/15/09                B2             750        746,250
            Sealy Mattress Co.
             Gtd. Sr. Sub. Notes
             9.875%, 12/15/07               B2             300        280,500
            Werner Holdings
             Co., Inc.
             Series A, Gtd.
             10.00%, 11/15/07               B2             650        588,250
                                                                 ------------
            GROUP TOTAL                                             3,503,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONTAINERS (2.1%)
            AEP Industries, Inc.
             Sr. Sub. Notes
             9.875%, 11/15/07               B3             650        575,250
            Atlantis Plastics, Inc.
             Sr. Notes
             11.00%, 2/15/03               N/R             835        784,900
            BPC Holding Corp.
             Series B,
             Sr. Secured Notes
             12.50%, 6/15/06              Caa2           1,163        993,942
            BWAY Corp.
             Series B, Gtd.
             10.25%, 4/15/07                B3             250        228,750
            Berry Plastics Corp.
             Series B, Gtd.
             11.00%, 7/15/07                B3             447        431,355
            Huntsman Packaging Corp.
             Gtd.
             13.00%, 6/1/10               Caa1           1,000        795,000
       (1)  Indesco
             International, Inc.
             Gtd. Sr. Sub. Notes
             9.75%, 4/15/08                 Ca             600         51,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Owens-Illinois, Inc.
             Sr. Notes
             8.10%, 5/15/07                 B3      $    1,100   $    841,500
            Printpack, Inc.
             Series B, Sr. Sub.
             Notes
             10.625%, 8/15/06               B3             300        304,500
            Radnor Holdings, Inc.
             Sr. Notes
             10.00%, 12/1/03                B2             100         75,500
                                                                 ------------
            GROUP TOTAL                                             5,081,697
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENERGY/OTHER (1.1%)
            Clark R&M, Inc.
             Sr. Notes
             8.625%, 8/15/08               Ba3             350        287,875
            Frontier Oil Corp.:
             Series A, Sr. Notes
             9.125%, 2/15/06                B2             200        201,000
             Sr. Notes
             11.75%, 11/15/09               B2           1,050      1,118,250
            Giant Industries, Inc.
             Gtd. Sr. Sub. Notes
             9.00%, 9/1/07                  B2             600        567,000
            HORNBECK-LEEVAC
             Marine Services, Inc.
             Sr. Notes
             10.625%, 8/1/08                B1             500        472,500
                                                                 ------------
            GROUP TOTAL                                             2,646,625
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENVIRONMENTAL SERVICES (0.3%)
            Allied Waste North
             America, Inc.
             Series B, Gtd.
             7.875%, 1/1/09                Ba3             650        633,750
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.1%)
            Archibald Candy Corp.
             Gtd. Sr. Secured Notes
             10.25%, 7/1/04               Caa2           1,250        756,250
            Aurora Foods, Inc.
             Series B, Sr. Sub.
             Notes
             9.875%, 2/15/07              Caa1           1,150        931,500
            B & G Foods, Inc.
             Gtd.
             9.625%, 8/1/07                 B3             700        612,500
            Eagle Family Foods
             Series B, Gtd. Sr.
             Notes
             8.75%, 1/15/08                 B3             450        270,000
            Fleming Companies, Inc.
             Sr. Sub. Notes
             10.50%, 12/1/04                B2             900        904,500
            Premier International
             Foods plc
             Sr. Notes
             12.00%, 9/1/09                 B3           1,400      1,435,000
       (1)  Vlasic Foods International, Inc.
             Series B, Sr. Sub.
             Notes
             10.25%, 7/1/09                  C             650        152,750
                                                                 ------------
            GROUP TOTAL                                             5,062,500
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
GAMING (6.6%)
       (3)  Ameristar Casinos, Inc.
             Gtd.
             10.75%, 2/15/09                B3      $    1,050   $  1,071,000
            Argosy Gaming Co.:
             Gtd.
             10.75%, 6/1/09                 B2             100        107,000
             Sr. Sub. Notes
             9.00%, 9/1/11                  B2             500        500,000
            Aztar Corp.
             Sr. Sub. Notes
             8.875%, 5/15/07               Ba3             750        727,500
            Boyd Gaming Corp.:
             Sr. Notes
             9.25%, 8/1/09                 Ba3             600        570,000
             Sr. Sub. Notes
             9.50%, 7/15/07                 B1             400        362,000
            Coast Hotels &
             Casinos, Inc.
             Gtd.
             9.50%, 4/1/09                  B2             700        675,500
       (1)  Fitzgeralds Gaming Corp.
             Series B, Gtd. Sr.
             Notes
             12.25%, 12/15/04              N/R           1,036        575,213
            Hard Rock Hotel, Inc.
             Series B, Sr. Sub.
             Notes
             9.25%, 4/1/05                Caa2           1,800      1,323,000
            Hollywood Park, Inc.
             Series B,
             Sr. Sub. Notes
             9.50%, 8/1/07                Caa1             875        739,375
            Horseshoe Gaming Holdings:
             Gtd.
             8.625%, 5/15/09                B2           1,000        985,000
             Series B, Sr. Sub.
             Notes
             9.375%, 6/15/07                B2           1,050      1,086,750
            Isle of Capri
             Casinos, Inc.
             Gtd.
             8.75%, 4/15/09                 B2             700        626,500
       (5)  Jazz Casino Co., LLC
             Sr. Notes
             5.35%, 3/31/08                N/R              14         10,777
            MGM Mirage, Inc.
             Gtd.
             9.75%, 6/1/07                 Ba1             200        197,000
            Majestic Star Casino,
             LLC
             Series B, Gtd.
             10.875%, 7/1/06                B2             750        686,250
            Mandalay Resort Group
             Sr. Sub. Notes
             9.25%, 12/1/05                Ba3             300        274,500
            Mohegan Tribal Gaming
             Authority
             Sr. Notes
             8.125%, 1/1/06                Ba2           1,100      1,111,000
            Park Place
             Entertainment Corp.:
             Sr. Sub. Notes
             7.875%, 12/15/05              Ba1             250        238,125
             9.375%, 2/15/07               Ba1             500        500,000
       (3)  Penn National
             Gaming, Inc.
             Series B, Gtd.
             11.125%, 3/1/08                B3           1,000      1,012,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Riviera Black Hawk, Inc.
             First Mortgage
             13.00%, 5/1/05                 B3      $      444   $    435,120
            Six Flags, Inc.
             Sr. Notes
             9.75%, 6/15/07                 B3             150        142,500
            Station Casinos, Inc.
             Sr. Sub. Notes
             9.75%, 4/15/07                 B1           1,615      1,493,875
            Windsor Woodmont
             Black Hawk
             Series B,
             First Mortgage Notes
             13.00%, 3/15/05               N/R             250        234,062
                                                                 ------------
            GROUP TOTAL                                            15,684,547
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
HEALTHCARE FACILITIES/SUPPLIES (0.7%)
            Extendicare Health
             Services
             Gtd.
             9.35%, 12/15/07                B3             600        534,000
       (3)  Insight Health Services
             Corp.
             Series B, Gtd. Sr. Sub. Notes
             9.625%, 6/15/08                B3             200        230,000
            Magellan Health Services, Inc.
             Sr. Sub. Notes
             9.00%, 2/15/08                 B3             600        555,000
       (1)  Paracelsus Healthcare Corp.
             Sr. Sub. Notes
             10.00%, 8/15/06                Ca             200         67,000
            Triad Hospitals Holdings
             Series B, Gtd.
             11.00%, 5/15/09                B2             200        216,500
            Unilab Finance Corp.
             Sr. Sub. Notes
             12.75%, 10/1/09                B3              73         82,490
                                                                 ------------
            GROUP TOTAL                                             1,684,990
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
HOME BUILDERS (0.2%)
       (3)  WCI Communities, Inc.
             Gtd.
             10.625%, 2/15/11               B1             500        467,500
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
INDUSTRIAL/OTHER (0.8%)
            Brand Scaffold Services, Inc.
             Sr. Notes
             10.25%, 2/15/08                B3             400        360,000
            Equinix, Inc.
             Sr. Notes
             13.00%, 12/1/07               N/R             200         71,000
      (1)   First Wave Marine, Inc.
             Gtd. Sr. Notes
             11.00%, 2/1/08                N/R           1,100         77,000
            GSI Group, Inc.
             Gtd.
             10.25%, 11/1/07                B2             150        111,750
            International Utility
             Structures, Inc.:
             Sub. Notes
             13.00%, 2/1/08                N/R             200          4,000
             Yankee Sr. Sub. Notes
             10.75%, 2/1/08                 Ca             650        344,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Simmons Co.
             Series B, Sr. Sub.
             Notes
             10.25%, 3/15/09                B3      $    1,000   $    905,000
                                                                 ------------
            GROUP TOTAL                                             1,873,250
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
INTERNET SERVICE PROVIDER/DATA (0.2%)
            Concentric Network Corp.
             Sr. Notes
             12.75%, 12/15/07              N/R           1,000        205,000
            Exodus
             Communications, Inc.:
             Sr. Notes
             11.25%, 7/1/08                 Ca             700         79,625
             11.625%, 7/15/10               Ca             350         40,250
       (2)  ICG Services, Inc.:
             Gtd. Sr. Discount Notes
             0.00%, 2/15/08                 Ca             350         29,750
             0.00%, 5/1/08                  Ca           1,250        106,250
                                                                 ------------
            GROUP TOTAL                                               460,875
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
LEISURE (2.5%)
            Autotote Corp.
             Series B, Gtd.
             12.50%, 8/15/10                B3           1,065      1,070,325
            Bally Total Fitness
             Holdings Corp.
             Series D, Sr. Sub.
             Notes
             9.875%, 10/15/07               B3             250        248,750
            Bluegreen Corp.
             Series B, Gtd.
             10.50%, 4/1/08                 B3           1,000        575,000
            Booth Creek Ski
             Holdings, Inc.
             Series B, Gtd.
             12.50%, 3/15/07              Caa1           1,250        956,250
            Cinemark U.S.A., Inc.
             Series D, Sr. Sub.
             Notes
             9.625%, 8/1/08               Caa2             450        380,250
      (3)   Icon Health & Fitness, Inc.
             Gtd.
             12.00%, 9/27/05               N/R             222        195,360
            Imax Corp.
             Yankee Sr. Notes
             7.875%, 12/1/05              Caa2             100         26,500
            Intrawest Corp.:
             Yankee Sr. Notes
             9.75%, 8/15/08                 B1             650        581,750
             10.50%, 2/1/10                 B1             250        228,750
            KSL Recreation Group, Inc.
             Series B, Sr. Sub.
             Notes
             10.25%, 5/1/07                 B2             430        423,550
      (1)   Loews Cineplex
             Sr. Sub. Notes
             8.875%, 8/1/08                N/R             900         67,500
      (1)   Regal Cinemas, Inc.:
             Sr. Sub. Notes
             9.50%, 6/1/08                  Ca           1,610        169,050
             8.875%, 12/15/10               Ca             250         26,250
      (3)   Yanknets LLC/Yanknets
             CP
             Sr. Notes
             12.75%, 3/1/07                 B1           1,050      1,086,750
                                                                 ------------
            GROUP TOTAL                                             6,036,035
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
LODGING (1.1%)
            CapStar Hotel Co.
             Sr. Sub. Notes
             8.75%, 8/15/07                 B2      $      375   $    286,875
      (3)   Felcor Lodging L.P.
             Sr. Notes
             8.50%, 6/1/11                 Ba2             850        769,250
            HMH Properties
             Series B, Gtd.
             7.875%, 8/1/08                Ba2             750        626,250
            Prime Hospitality Corp.
             Secured First Mortgage
             Notes
             9.25%, 1/15/06                Ba2           1,050      1,036,875
                                                                 ------------
            GROUP TOTAL                                             2,719,250
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
METALS & MINING (2.0%)
            AK Steel Corp.
             Sr. Notes
             9.125%, 12/15/06              Ba2             200        196,000
            Anker Coal Group, Inc.
             Series B, Gtd.
             14.25%, 9/1/07               Caa2             300        127,500
            Haynes
             International, Inc.
             Sr. Notes
             11.625%, 9/1/04              Caa1             350        187,687
            Kaiser Aluminum &
             Chemical Corp.
             Series D, Sr. Notes
             10.875%, 10/15/06              B2             675        563,625
            Maxxam Group Holdings, Inc.
             Series B, Sr. Notes
             12.00%, 8/1/03               Caa1             700        598,500
            Metallurg, Inc.
             Series B, Gtd.
             11.00%, 12/1/07                B3           1,200        990,000
            National Steel Corp.
             Series D,
             First Mortgage Bonds
             9.875%, 3/1/09               Caa1           1,000        385,000
            Neenah Corp.
             Series B, Sr. Sub.
             Notes
             11.125%, 5/1/07                B3             250        148,750
      (3)   Ormet Corp.
             Gtd.
             11.00%, 8/15/08                B3             750        480,000
            WCI Steel, Inc.
             Series B,
             Sr. Notes
             10.00%, 12/1/04                B3           1,175        829,844
            Weirton Steel Corp.
             Sr. Notes
             11.375%, 7/1/04              Caa3             700        171,500
                                                                 ------------
            GROUP TOTAL                                             4,678,406
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
OIL EQUIPMENT (1.2%)
            Key Energy
             Services, Inc.
             Sr. Sub. Notes
             14.00%, 1/15/09                B2           1,396      1,612,380
            Parker Drilling Co.
             Series D, Gtd.
             9.75%, 11/15/06                B1             750        690,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Trico Marine
             Services, Inc.
             Series G, Gtd.
             8.50%, 8/1/05                  B1      $      500   $    452,500
                                                                 ------------
            GROUP TOTAL                                             2,754,880
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PAGING (0.0%)
      (1)   Pagemart
             Nationwide, Inc.
             Sr. Discount Notes
             15.00%, 2/1/05               Caa2           2,500         62,500
      (2)   Pagemart Wireless, Inc.
             Sr. Discount Notes
             0.00%, 2/1/08                  Ca             300          3,750
                                                                 ------------
            GROUP TOTAL                                                66,250
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (3.5%)
            Ainsworth Lumber Co. Ltd.
            Yankee Sr. Secured Notes
             12.50%, 7/15/07              Caa1           2,150      1,752,250
            American Tissue, Inc.
             Series B, Gtd.
             12.50%, 7/15/06              Caa2             640        144,000
            Container Corp. of
             America
             Gtd. Sr. Notes
             9.75%, 4/1/03                  B2             500        510,000
      (1)   Crown Paper Co.
             Sr. Sub. Notes
             11.00%, 9/1/05                N/R           1,050         26,250
            Doman Industries Ltd.:
             Yankee Sr. Notes
             8.75%, 3/15/04               Caa1             250         78,750
             Yankee Gtd.
             12.00%, 7/1/04                 B3             150        135,750
      (3)   Fibermark, Inc.
             Sr. Notes
             10.75%, 4/15/11                B1             250        225,000
            Fonda Group, Inc.
             Sr. Sub. Notes
             9.50%, 3/1/07                  B3           1,000        945,000
            Four M Corp.
             Series B, Sr. Notes
             12.00%, 6/1/06                 B3           1,000        885,000
            Riverwood International
             Corp.
             Gtd. Sr. Notes
             10.875%, 4/1/08              Caa1           1,150      1,040,750
            SD Warren Co.
             Debentures
             14.00%, 12/15/06              Ba3           1,597      1,728,940
            Stone Container Finance
             Co.
             Yankee Gtd. Sr. Notes
             11.50%, 8/15/06                B2             780        822,900
                                                                 ------------
            GROUP TOTAL                                             8,294,590
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PUBLISHING (0.9%)
            American Lawyer Media,
             Inc.
             Gtd. Sr. Sub. Notes
             9.75%, 12/15/07                B3             600        420,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            American Media Operations
             Sr. Sub. Notes
             10.25%, 5/1/09                 B2      $      250   $    246,250
            Hollinger International
             Publishing
             Gtd.
             9.25%, 3/15/07                Ba3           1,150      1,076,687
            Liberty Group Operating
             Gtd.
             9.375%, 2/1/08               Caa1             100         65,500
      (2)   Liberty Group
             Publishing, Inc.
             Sr. Discount Debentures
             0.00%, 2/1/09                Caa2             900        261,000
      (1)   Premier Graphics, Inc.
             Gtd.
             11.50%, 12/1/05               N/R           2,000         72,500
                                                                 ------------
            GROUP TOTAL                                             2,141,937
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RESTAURANTS (1.5%)
            AFC Enterprises
             Sr. Sub. Notes
             10.25%, 5/15/07                B2             650        679,250
            American Restaurant
             Group, Inc.
             Series B, Gtd.
             11.50%, 2/15/03                B3           1,199      1,145,045
            AmeriKing, Inc.
             Sr. Notes
             10.75%, 12/1/06               N/R             250         46,250
            CKE Restaurants, Inc.
             Gtd.
             9.125%, 5/1/09               Caa1             250        201,250
            Carrols Corp.
             Gtd.
             9.50%, 12/1/08                 B3             150        136,500
            Friendly Ice Cream Corp.
             Gtd. Sr. Notes
             10.50%, 12/1/07                B3           1,050        740,250
            Romacorp, Inc.
             Sr. Notes
             12.00%, 7/1/06                 B3           1,000        562,500
                                                                 ------------
            GROUP TOTAL                                             3,511,045
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RETAIL--FOOD & DRUG (1.7%)
            Dairy Mart Convenience
             Stores, Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04              Caa2             526        160,430
      (2)   Mrs. Fields Holding Co.
             Sr. Discount Notes
             0.00%, 12/1/05               Caa2           2,250      1,046,250
            Mrs. Fields Original
             Cookies, Inc.
             Series B, Gtd.
             10.125%, 12/1/04               B2           1,650      1,476,750
            Pantry, Inc.
             Gtd. Sr. Sub. Notes
             10.25%, 10/15/07               B3             750        731,250
            Stater Brothers
             Holdings, Inc.
             Sr. Notes
             10.75%, 8/15/06                B2             750        738,750
                                                                 ------------
            GROUP TOTAL                                             4,153,430
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
RETAIL STORES (3.0%)
      (2)   Advance Holdings Corp.
             Series B,
             Debentures
             0.00%, 4/15/09               Caa1      $    1,850   $  1,369,000
            Advance Stores Co.
             Gtd. Sr. Sub. Notes
             10.25%, 4/15/08                B3           1,250      1,181,250
            Finlay Fine Jewelry
             Corp.
             Gtd. Sr. Notes
             8.375%, 5/1/08                 B1           1,050        897,750
      (1)   Flooring America, Inc.
             Series B, Gtd.
             9.25%, 10/15/07               N/R             703          4,215
            Jostens, Inc.
             Sr. Sub. Notes
             12.75%, 5/1/10                 B3             900        904,500
            Kmart Corp.
             Debentures
             7.75%, 10/1/12               Baa3           1,375      1,157,720
            Michaels Stores, Inc.
             Sr. Notes
             9.25%, 7/1/09                 Ba2             500        502,500
            NBTY, Inc.
             Series B,
             Sr. Sub. Notes
             8.625%, 9/15/07                B1             400        382,000
            PEP Boys-Manny Moe &
             Jack
             Notes
             7.00%, 6/1/05                  B2             750        641,250
                                                                 ------------
            GROUP TOTAL                                             7,040,185
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
SATELLITE (1.5%)
            AMSC Acquisition
             Co., Inc.
             Series B, Gtd.
             12.25%, 4/1/08                N/R             150         29,250
            EchoStar DBS
             Communications
             Corp.
             Sr. Notes
             9.375%, 2/1/09                 B1           1,000        982,500
            Orion Network Systems, Inc.
             Gtd. Sr. Notes
             11.25%, 1/15/07                Ca             850        310,250
            Pegasus Communications
             Corp.
             Series B, Sr. Notes
             12.50%, 8/1/07                 B3           1,000        950,000
            Pegasus Media &
             Communications, Inc.
             Series B, Notes
             12.50%, 7/1/05                 B3             500        457,500
      (2)   Pegasus Satellite
             Sr. Discount Notes
             0.00%, 3/1/07                Caa1             250        136,250
            Star Choice
             Communications,
             Inc.
             Yankee Sr. Notes
             13.00%, 12/15/05               B3             700        724,500
                                                                 ------------
            GROUP TOTAL                                             3,590,250
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (4.8%)
            Abraxas Petroleum Corp.
             Series A, Gtd. Sr. Sub. Notes
             11.50%, 11/1/04              Caa3      $    1,454   $  1,170,470
            Bellwether Exploration Co.
             Gtd. Sr. Sub. Notes
             10.875%, 4/1/07                B3           1,500      1,387,500
      (3)   Chesapeake Energy Corp.
             Gtd.
             8.125%, 4/1/11                 B2           1,250      1,181,250
            Continental Resources, Inc.
             Gtd. Sr. Notes
             10.25%, 8/1/08               Caa1             400        349,000
            Contour Energy Co.
             Gtd.
             14.00%, 4/15/03                B3           1,219      1,276,903
      (3)   Forest Oil Corp.
             Sr. Notes
             8.00%, 6/15/08                Ba3           1,150      1,132,750
            H.S. Resources, Inc.
             Gtd. Sr. Sub. Notes
             9.25%, 11/15/06              Baa3             850        890,375
            Ocean Energy, Inc.
             Series B, Gtd.
             8.375%, 7/1/08                Ba1             150        153,750
            Plains Resources, Inc.
             Series B, Gtd.
             Sr. Sub. Notes
             10.25%, 3/15/06                B2             375        380,625
            Pogo Producing Co.
             Series B, Sr. Sub.
             Notes
             8.25%, 4/15/11                 B1             550        545,875
            Southwest
             Royalties, Inc.
             Series B,
             Gtd. Sr. Notes
             10.50%, 10/15/04             Caa2           1,300      1,111,500
            Triton Energy Ltd.
             Yankee Sr. Notes
             8.875%, 10/1/07              Baa2             200        217,500
      (3)   Vintage Petroleum, Inc.
             Sr. Sub. Notes
             7.875%, 5/15/11               Ba3           1,000        995,000
            Wiser Oil Co.
             Gtd. Sr. Sub. Notes
             9.50%, 5/15/07               Caa3             750        641,250
                                                                 ------------
            GROUP TOTAL                                            11,433,748
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
SERVICES--OTHER (2.7%)
            APCOA, Inc.
             Gtd. Sr. Notes
             9.25%, 3/15/08               Caa2             477        296,336
            Coinstar, Inc.
             Sr. Discount Notes
             13.00%, 10/1/06               N/R           2,050      2,152,500
            Diamond Triumph Auto
             Gtd.
             9.25%, 4/1/08                  B3             500        457,500
      (3)   Integrated Electrical
             Services, Inc.
             Gtd.
             9.375%, 2/1/09                 B2             700        619,500
   (3)(5)   Interact Operating Co.
             Notes
             14.00%, 8/1/03                N/R             885              0

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            Iron Mountain, Inc.
             Gtd. Sr. Sub. Notes
             8.75%, 9/30/09                 B2      $      600   $    621,000
            La Petite Academy, Inc.
             Gtd.
             10.00%, 5/15/08              Caa3           1,250        656,250
            Muzak LLC/Muzak Finance
             Gtd.
             9.875%, 3/15/09              Caa1             500        437,500
      (5)   Next Generation
             Network, Inc.
             Series C, Secured
             14.00%, 2/1/03                N/R           2,584        206,720
            Salton, Inc.
             Sr. Sub. Notes
             12.25%, 4/15/08                B2             250        202,500
            United Rentals, Inc.
             Sr. Sub. Notes
             9.25%, 1/15/09                 B2             750        663,750
                                                                 ------------
            GROUP TOTAL                                             6,313,556
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TECHNOLOGY (0.4%)
            Ampex Corp.
             Series B, Sr. Notes
             12.00%, 3/15/03               N/R           1,250        187,500
            Elgar Holdings Corp.
             Gtd.
             9.875%, 2/1/08                 B2             200         90,000
      (1)   Orbital Imaging Corp.
             Series B, Sr. Notes
             11.625%, 3/1/05               N/R           1,200        246,000
            Unisys Corp.
             Sr. Notes
             7.875%, 4/1/08                Ba1             250        230,000
            Viasystems, Inc.
             Series B,
             Sr. Sub. Notes
             9.75%, 6/1/07                  B3             800        216,000
                                                                 ------------
            GROUP TOTAL                                               969,500
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.2%)
            CTI Holdings S.A.
             Yankee Sr. Notes
             11.50%, 4/15/08              Caa1           1,205        304,262
            Netia Holdings B.V.
             Series B, Yankee Gtd.
             10.25%, 11/1/07              Caa1             935         79,475
                                                                 ------------
            GROUP TOTAL                                               383,737
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (1.5%)
            Galey & Lord, Inc.
             Gtd.
             9.125%, 3/1/08                 Ca           1,000        235,000
      (1)   Hosiery Corp. of America
             Sr. Sub. Notes
             13.75%, 8/1/02                 B3             200         52,000
            Levi Strauss & Co.
             Notes
             7.00%, 11/1/06                 B2           1,250        831,250
            Phillips-Van Heusen Corp.
             Sr. Sub. Notes
             9.50%, 5/1/08                 Ba3             800        804,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
      (1)   Pillowtex Corp.
             Gtd. Sr. Sub. Notes
             10.00%, 11/15/06                C      $      500   $      7,500
            Tropical Sportswear
             International Corp.
             Series A, Gtd.
             11.00%, 6/15/08                B3           1,000        925,000
            USI American
             Holdings, Inc.
             Series B, Gtd.
             7.25%, 12/1/06                 B3             470        354,850
            Westpoint Stevens, Inc.
             Sr. Notes
             7.875%, 6/15/05                Ca           1,000        365,000
                                                                 ------------
            GROUP TOTAL                                             3,574,600
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TRANSPORTATION/OTHER (0.5%)
            ABC-NACO, Inc.
             Sr. Sub. Notes
             10.50%, 1/15/04               N/R             460         25,300
            Allied Holdings, Inc.
             Series B, Gtd.
             8.625%, 10/1/07              Caa1             250         96,250
            Cenargo International plc
             First Priority Ship
             Mortgage Notes
             9.75%, 6/15/08                Ba3             100         75,250
            Motor Coach Industries
             International, Inc.
             Gtd.
             11.25%, 5/1/09               Caa1           1,221        494,303
            Sea Containers Ltd.
             Yankee Sr. Notes
             10.75%, 10/15/06              Ba3             700        409,500
            Ultrapetrol (Bahamas) Ltd.
             First Mortgage Notes
             10.50%, 4/1/08                 B1             150        128,250
                                                                 ------------
            GROUP TOTAL                                             1,228,853
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UTILITIES (1.1%)
            AES Corp.
             Sr. Notes
             9.50%, 6/1/09                 Ba1             250        220,000
      (3)   CMS Energy/Atlantic
             Methanol
             Secured Notes
             10.875%, 12/15/04              B1             250        256,250
            CMS Energy Corp.:
             Series B, Sr. Notes
             6.75%, 1/15/04                Ba3             150        145,682
             Sr. Notes
             7.50%, 1/15/09                Ba3             250        236,720
            Calpine Corp.
             Sr. Notes
             7.75%, 4/15/09                Ba1             700        659,817
            Cogentrix Energy, Inc.
             Series B, Gtd.
             8.75%, 10/15/08              Baa3           1,000      1,075,422
                                                                 ------------
            GROUP TOTAL                                             2,593,891
                                                                 ------------
-----------------------------------------------------------------------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
WIRELESS (5.0%)
      (2)   Alamosa PCS
             Holdings, Inc.
             Gtd.
             0.00%, 2/15/10               Caa1      $      800   $    388,000
      (3)   American Cellular Corp.
             Gtd.
             9.50%, 10/15/09                B2             950        888,250
            Dobson/Sygnet
             Communications Co.
             Sr. Notes
             12.25%, 12/15/08               B3           1,550      1,608,125
            Dolphin Telecom plc
             Series B, Yankee
             Sr. Discount Notes
             14.00%, 5/15/09                Ca             800         12,000
            Microcell
             Telecommunications, Inc.
             Series B, Yankee
             Sr. Discount Notes
             14.00%, 6/1/06                 B3             720        356,400
            Millicom International
             Cellular
             Yankee Sr. Sub.
             Discount Notes
             13.50%, 6/1/06               Caa1           1,150        741,750
      (2)   Nextel Communications,
             Inc.
             Sr. Discount Notes
             0.00%, 2/15/08                 B1           2,580      1,373,850
            Nextel Partners, Inc.:
             Sr. Discount Notes
             0.00%, 2/1/09                  B3           1,250        615,625
             Sr. Notes
             11.00%, 3/15/10                B3             400        265,000
      (3)   PTC International
             Finance B.V.
             Yankee Gtd.
             10.75%, 7/1/07                 B2             350        277,375
            PTC International
             Finance II SA
             Yankee Gtd.
             11.25%, 12/1/09                B2             750        716,250
            Rogers Cantel, Inc.
             Yankee Sr. Secured
             Debentures
             9.375%, 6/1/08               Baa3             350        343,000
            Sprint Spectrum L.P. /
             Sprint Spectrum Finance
             Corp.
             Sr. Notes
             11.00%, 8/15/06              Baa2             950      1,002,413
      (3)   Telesystem International
             Wireless, Inc.
             Sr. Notes
             14.00%, 12/30/03               Ca             107         59,625
      (2)   Tritel PCS, Inc.
             Sr. Discount Notes
             0.00%, 5/15/09                 B3             500        280,000
      (2)   Triton PCS, Inc.
             Gtd.
             0.00%, 5/1/08                  B2           1,100        926,750
      (2)   US Unwired, Inc.
             Series B, Gtd.
             0.00%, 11/1/09               Caa1           1,100        577,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
-----------------
            VoiceStream Wireless
             Sr. Notes
             10.375%, 11/1/09             Baa1      $      800   $    904,000
            Western Wireless Corp.
             Sr. Sub. Notes
             10.50%, 2/1/07                 B1             600        621,000
                                                                 ------------
            GROUP TOTAL                                            11,956,913
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $260,479,517)                                             181,490,506
                                                                 ------------
-----------------------------------------------------------------------------

                                                   Shares/
                                                    Units
--------------------------------------------------------------------------
-----------------
COMMON STOCKS (0.7%)
--------------------------------------------------------------------------
-----------------
BANKING (0.0%)
  (6)(7)   Westfed Holdings, Inc.
            Class B (acquired 9/20/88, cost
            $127)                                    16,893              0
                                                              ------------
--------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (0.5%)
  (3)(6)   Spanish Broadcasting
            System, Inc.
            Class A                                 142,800      1,285,200
                                                              ------------
--------------------------------------------------------------------------
-----------------
DIVERSIFIED TELECOMMUNICATIONS (0.0%)
     (6)   WorldCom, Inc.--MCI Group                    699         10,646
                                                              ------------
--------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
     (6)   Aurora Foods, Inc.                        20,368         81,268
     (6)   Specialty Foods Corp.                     52,500            525
                                                              ------------
           GROUP TOTAL                                              81,793
                                                              ------------
--------------------------------------------------------------------------
-----------------
GAMING (0.0%)
     (6)   JCC Holding Co.                            3,451          5,177
                                                              ------------
--------------------------------------------------------------------------
-----------------
LODGING (0.0%)
  (3)(6)   Motels of America, Inc.                      750          3,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
     (6)   Sheffield Steel Corp.                      8,750             88
                                                              ------------
--------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
  (3)(6)   Mail-Well, Inc.                           31,958        118,244
     (6)   Crown Packaging Enterprises Ltd.         354,594          3,546
                                                              ------------
           GROUP TOTAL                                             121,790
                                                              ------------
--------------------------------------------------------------------------
-----------------
RETAIL STORES (0.0%)
  (4)(6)   Safelite Glass Corp.
            Class B                                  12,903            645
  (4)(6)   Safelite Realty Corp.                        871              9
                                                              ------------
           GROUP TOTAL                                                 654
                                                              ------------
--------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
     (6)   Safety Components
            International, Inc.                      26,759        214,072
                                                              ------------
--------------------------------------------------------------------------
                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------

WIRELESS (0.0%)
     (6)   OpTel, Inc.                                  750   $          8
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $792,625)                                                1,722,428
                                                              ------------
--------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (1.9%)
--------------------------------------------------------------------------
-----------------
BANKING (0.0%)
      (7)  Westfed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93,
            cost $1,203,480)                         57,005         57,005
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.3%)
           Adelphia Communications
            Corp.
            13% Cum. Exchangeable
            Series B                                  7,500        639,375
   (4)(6)  DIVA Systems Corp.
            Series D                                 56,913            285
     (5)   NTL, Inc.
            13% Exchangeable, Series B                    1            200
                                                              ------------
           GROUP TOTAL                                             639,860
                                                              ------------
--------------------------------------------------------------------------
-----------------
COMPETITIVE LOCAL EXCHANGE CARRIER (0.8%)
     (5)   e. spire Communications, Inc.
            12.75%                                      370             37
           Intermedia Communications, Inc.
            13.50% Exchangeable, Series B               436        470,880
           WorldCom, Inc.--WorldCom Group
            7% Conv. Preferred                       59,000      1,393,875
     (5)   XO Communications, Inc.
            14%                                         727          5,271
                                                              ------------
           GROUP TOTAL                                           1,870,063
                                                              ------------
--------------------------------------------------------------------------
-----------------
PUBLISHING (0.2%)
           Primedia, Inc.
            10% Cum. Exchangeable, Series D           8,500        342,125
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS (0.0%)
     (5)   AmeriKing, Inc.
            13% Cum. Exchangeable                    35,529            355
                                                              ------------
--------------------------------------------------------------------------
-----------------
SATELLITE (0.1%)
     (4)   Earthwatch, Inc.
            8.50% Conv. Preferred                    67,811            678
     (5)   Pegasus Satellite
            12.75%, Series B                            390        296,400
                                                              ------------
           GROUP TOTAL                                             297,078
                                                              ------------
--------------------------------------------------------------------------
-----------------
SERVICES--OTHER (0.0%)
     (6)   Interact Electronic Marketing
            14% Conv. Preferred                       1,350             14
  (5)(6)   Source Media, Inc.
            13.50% Units                             93,696         93,696
                                                              ------------
           GROUP TOTAL                                              93,710
                                                              ------------
--------------------------------------------------------------------------
-----------------
WIRELESS (0.5%)
     (5)   Rural Cellular Corp.
            11.375% Sr. Exchangeable                    353        285,048

                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
           Nextel Communications, Inc.
            13% Exchangeable, Series D                1,717   $    914,404
                                                              ------------
           GROUP TOTAL                                           1,199,452
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $13,790,595)                                             4,499,648
                                                              ------------
--------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
           Terex Corp.
            expiring 5/15/02
  (Cost $0)                                           8,000        112,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
WARRANTS (0.1%)
     (6)   Ampex Corp.
            expiring 3/15/03                         34,000            340
     (6)   Arcadia Financial Ltd.
            expiring 3/15/07                            475              5
     (6)   Australis Holdings Pty. Ltd.
            expiring 10/30/01                         2,500             25
     (6)   Australis Media Ltd.
            expiring 5/15/03                            225              2
  (4)(6)   Carrier1 International S.A.
            expiring 2/19/09                            300              3
     (6)   Crown Packaging
            Holdings Ltd.
            expiring 11/1/03                          3,000             30
  (4)(6)   DIVA Systems Corp.:
            expiring 5/15/06                          4,809             48
            expiring 3/1/08                          11,655            117
     (6)   Dairy Mart Convenience
            Stores, Inc.
            expiring 12/1/01                         15,837            158
     (6)   Dayton Superior Corp.
            expiring 6/15/09                          1,250         18,750
     (6)   Decrane Aircraft Holdings
            expiring 9/30/08                            800            800
     (6)   Equinix, Inc.
            expiring 12/1/07                            200          4,000
     (6)   GT Group Telecom, Inc.
            expiring 2/1/10                           1,100         17,050
     (6)   HF Holdings, Inc.
            expiring 9/27/09                         11,330            113
     (6)   Interact Electronic Marketing
            expiring 12/31/09                         1,350             14
  (3)(6)   Interact Systems, Inc.
            expiring 8/1/03                           1,150              0
     (6)   International Utility
            Structures, Inc.
            expiring 2/1/03                             150              0
     (6)   Key Energy Services
            expiring 1/15/09                          1,500         67,500
  (4)(6)   McCaw International Ltd.
            expiring 4/15/07                          1,750             18
     (6)   Mentus Media Corp.
            expiring 2/1/08                           4,731             47
     (6)   Mrs. Fields Holding
            expiring 12/1/05                          2,250         22,781
     (6)   PLD Telekom, Inc.
            expiring 6/1/06                           2,170         10,850
     (6)   Pegasus Communications Corp.
            expiring 1/1/07                             250          1,925
     (6)   Pliant Corp.
            expiring 6/1/10                           1,000          2,000
                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
  (4)(6)   Safelite Glass Corp.:
            Class A
            expiring 9/29/06                         31,622   $        316
            Class B
            expiring 9/29/07                         21,081            211
     (6)   Source Media, Inc.
            expiring 11/1/07                         32,966            330
     (6)   Star Choice Communications, Inc.
            expiring 12/5/05                         16,212         61,592
     (6)   Startec Global
            Communications, Inc.
            expiring 5/15/08                          1,100             11
     (6)   USN Communications, Inc.
            expiring 8/15/04                         10,650              4
     (6)   Waste Systems
            International, Inc.
            expiring 3/2/04                           5,250             53
     (6)   Windsor Woodmont
            Black Hawk
            expiring 3/15/10                            100            500
--------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,901,674)                                                209,593
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $276,964,411)                                          188,034,175
                                                              ------------
--------------------------------------------------------------------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)
-----------------------------------------------------------------------------
FOREIGN SECURITIES (15.1%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (0.8%)
-----------------------------------------------------------------------------
-----------------
ARGENTINA (0.6%)
     (3)   CIA Internacional
            Telecommunicacoes
            Notes
            10.375%, 8/1/04             N/R         ARP    235        165,088
     (3)   Hidroelectrica Piedra del
            Aguila S.A.:
            Collateralized
            8.25%, 6/30/09              N/R         USD $1,442        753,514
            Series QP, Collateral Trust
            8.00%, 12/31/09             N/R          USD   415        233,708
           IMASAC S.A.
            Gtd.
            11.00%, 5/2/05             Caa1          USD   800        380,000
                                                                 ------------
           GROUP TOTAL                                              1,532,310
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
DOMINICAN REPUBLIC (0.2%)
           Dominican Republic
            Bonds
            9.50%, 9/27/06              Ba2          USD   400        389,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,167,741)                                                 1,921,310
                                                                 ------------
-----------------------------------------------------------------------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)          Value
-----------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (14.3%)
-----------------------------------------------------------------------------
-----------------
ARGENTINA (5.6%)
     (8)   Bocon PRO1
            Bonds
            2.67%, 4/1/07              Caa1         ARP    161   $     64,103
           Republic of Argentina:
            Global Bonds
            10.00%, 9/19/08             N/R         ARP  1,950      1,214,339
            12.375%, 2/21/12           Caa1          USD    $1             52
            Series 2008,
            7.00%, 12/19/08            Caa1         USD  3,850      2,323,475
            Series 2018,
            12.25%, 6/19/18            Caa1         USD 11,832      6,300,438
            Series 2031,
            12.00%, 6/19/31            Caa1         USD  6,601      3,511,695
     (2)    Gtd.
            0.00%, 10/15/04             N/R          USD    95         52,963
                                                                 ------------
           GROUP TOTAL                                             13,467,065
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BRAZIL (2.4%)
           Federal Republic of Brazil:
            Bonds
            8.00%, 4/15/14               B1         USD  1,724      1,162,605
            Global Bonds
            8.875%, 4/15/24              B1          USD   610        343,125
            10.125%, 5/15/27             B1         USD  1,395        881,640
            Unsubordinated
            11.00%, 8/17/40              B1         USD  5,161      3,383,036
                                                                 ------------
           GROUP TOTAL                                              5,770,406
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BULGARIA (0.7%)
     (8)   Republic of Bulgaria:
            Debentures
            Series PDI,
            6.3125%, 7/28/11             B2          USD   105         81,638
            Series A,
            Collateralized
            3.00%, 7/28/12               B2         USD  1,440      1,152,936
            6.3125%, 7/28/24             B2          USD   515        397,194
                                                                 ------------
           GROUP TOTAL                                              1,631,768
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PHILIPPINES (1.0%)
           Republic of
            Philippines:
            Notes
            10.625%, 3/16/25            Ba1         USD  1,975      1,629,375
            Series B,
            Foreign Government Gtd.
            6.50%, 12/1/17              Ba1          USD   770        680,102
                                                                 ------------
           GROUP TOTAL                                              2,309,477
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RUSSIA (3.5%)
           Ministry Finance of Russia
            Series VI, Debentures
            3.00%, 5/14/06               B3         USD  4,450      2,630,359
     (3)   Russian Federation:
            Unsubordinated
            10.00%, 6/26/07              B2          USD   750        667,087
                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)          Value
-----------------------------------------------------------------------------
            8.25%, 3/31/10               B2        USD $ 1,967   $  1,489,770
            11.00%, 7/24/18              B2         USD  1,075        954,026
            12.75%, 6/24/28              B2          USD   755        740,843
            5.00%, 3/31/30               B2         USD  4,049      1,852,303
                                                                 ------------
           GROUP TOTAL                                              8,334,388
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TURKEY (0.5%)
           Republic of Turkey
            Sr. Unsub. Notes
            11.875%, 1/15/30             B1         USD  1,385      1,125,313
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UKRAINE (0.6%)
           Ukraine Government
            Sr. Notes
            11.00%, 3/15/07            Caa1         USD  1,640      1,355,866
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $37,597,870)                                               33,994,283
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $39,765,611)                                               35,915,593
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TIME DEPOSITS (2.3%)
  (Cost $5,548,000)                                                 5,548,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (96.3%)
  (Cost $322,278,022)                                             229,497,768
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)
                                                                    8,837,284
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 49,895,588 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                              $238,335,052
                                                                 ============
-----------------------------------------------------------------------------

N/R--Not Rated
ARP--Argentine Peso
(1)  Defaulted security.
(2) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(3)  144A Security. Certain conditions for public sale may exist.
(4) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(5)  Payment in kind bond. Market value includes accrued interest.
(6)  Non-income producing security.
(7) Restricted as to private and public resale. Total cost of restricted securities at September 30, 2001 aggregated $1,206,607. Total market value of restricted securities owned at September 30, 2001 was $57,005 or 0.02% of net assets.
(8) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 2001.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

   An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

   A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

   The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

   The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

   Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

   If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

   Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

   A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

   Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

   All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

   A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

   The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

   The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

   While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

   Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

        4946-QR-01